Debt - Summary of Maturities of Long Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019
Maturities of Long-term Debt [Abstract]
Remaining period of 2020	$ 0
2020		$ 8,304
2021		8,304
2022	44,000	323,304
2023		8,304
2024	467,654	776,396
Thereafter	0	0
Total	$ 511,654	$ 1,124,612